Transactions with Related Parties (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 23, 2020	Jun. 30, 2020
Transactions with Related Parties (Textual)
Annual premium amount		$ 410
Annual premium coverage amount		8,000
Claim amount		$ 1,000
Transactions with related parties, description	The Company entered into and consummated a Side Letter Agreement with ScoutCam, whereby the parties agreed to convert, at a conversion price of $0.484, an outstanding line of credit previously extended by the Company to ScoutCam, which as of the Conversion Date was $381,136, into (a) 787,471 shares of the ScoutCam’s common stock, (b) warrants to purchase 393,736 shares of common stock with an exercise price of $0.595 (Warrant A), and (c) warrants to purchase 787,471 shares of common stock with an exercise price of $0.893 (Warrant B).
Options, desciption		* Includes granted options benefit aggregated to USD 142 thousands, USD 17 thousands and USD 61 thousand for the six months ended June 30,2020, six months ended June 30, 2019 and year ended December 31, 2019, respectively. ** Includes granted options benefit aggregated to USD 56 thousands. *** Includes granted options benefit aggregated to USD 517 thousands, USD 90 thousands and USD 126 thousand for the six months ended June 30,2020, six months ended June 30, 2019 and year ended December 31, 2019, respectively.
Warrant A [Member]
Transactions with Related Parties (Textual)
Exercise price		$ 0.595
Warrant allotment period		12 months
Warrant B [Member]
Transactions with Related Parties (Textual)
Exercise price		$ 0.893
Warrant allotment period		18 months